Relationships with Affiliated Companies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments in and Advances to Affiliates [Line Items]
Accounts receivable balance associated with related parties	$ 7,500	$ 9,700
Accounts payable balance associated with related parties	77,000	32,400
TSYS de Mexico
Investments in and Advances to Affiliates [Line Items]
Processing support fees paid to TSYS de Mexico	$ 186,000	$ 168,000	$ 149,000